Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

June 30, 2017

Dates Covered
Collections Period	06/01/17 - 06/30/17
Interest Accrual Period	06/15/17 - 07/16/17
30/360 Days	30
Actual/360 Days	32
Distribution Date	07/17/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/17	715,488,923.56	36,299
Yield Supplement Overcollateralization Amount 05/31/17	32,099,615.67	0
Receivables Balance 05/31/17	747,588,539.23	36,299
Principal Payments	27,450,670.92	1,077
Defaulted Receivables	1,918,854.87	88
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/17	30,612,656.70	0
Pool Balance at 06/30/17	687,606,356.74	35,134

Pool Statistics	$ Amount	# of Accounts
Pool Factor	71.08%
Prepayment ABS Speed	1.78%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	12,671,558.70	611
Past Due 61-90 days	3,948,065.55	177
Past Due 91-120 days	740,505.30	34
Past Due 121+ days	0.00	0
Total	17,360,129.55	822

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.42%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.65%
Delinquency Trigger Occurred	NO

Recoveries	1,140,578.54
Aggregate Net Losses/(Gains) - June 2017	778,276.33
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.25%
Prior Net Losses Ratio	0.96%
Second Prior Net Losses Ratio	1.46%
Third Prior Net Losses Ratio	1.43%
Four Month Average	1.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.83%

Overcollateralization Target Amount	30,942,286.05
Actual Overcollateralization	30,942,286.05
Weighted Average APR	4.16%
Weighted Average APR, Yield Adjusted	6.13%
Weighted Average Remaining Term	56.59

Flow of Funds	$ Amount

Collections	31,178,973.20
Investment Earnings on Cash Accounts	19,681.23
Servicing Fee	(622,990.45)
Transfer to Collection Account	0.00
Available Funds	30,575,663.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	680,410.43
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	26,627,851.31
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	3,229,904.49

Total Distributions of Available Funds	30,575,663.98

Servicing Fee	622,990.45
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 06/15/17	683,291,922.00
Principal Paid	26,627,851.31
Note Balance @ 07/17/17	656,664,070.69

Class A-1
Note Balance @ 06/15/17	0.00
Principal Paid	0.00
Note Balance @ 07/17/17	0.00
Note Factor @ 07/17/17	0.0000000%

Class A-2
Note Balance @ 06/15/17	257,801,922.00
Principal Paid	26,627,851.31
Note Balance @ 07/17/17	231,174,070.69
Note Factor @ 07/17/17	71.3500218%

Class A-3
Note Balance @ 06/15/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	324,000,000.00
Note Factor @ 07/17/17	100.0000000%

Class A-4
Note Balance @ 06/15/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	75,480,000.00
Note Factor @ 07/17/17	100.0000000%

Class B
Note Balance @ 06/15/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 07/17/17	26,010,000.00
Note Factor @ 07/17/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	717,908.18
Total Principal Paid	26,627,851.31
Total Paid	27,345,759.49

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	236,318.43
Principal Paid	26,627,851.31
Total Paid to A-2 Holders	26,864,169.74

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7625234
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.2826704
Total Distribution Amount	29.0451938

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.7293779
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	82.1847263
Total A-2 Distribution Amount	82.9141042

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/17	2,407,920.41
Investment Earnings	1,514.98
Investment Earnings Paid	(1,514.98)
Deposit/(Withdrawal)	-
Balance as of 07/17/17	2,407,920.41
Change	-

Required Reserve Amount	2,407,920.41